INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions												12 Months Ended
	Dec. 30, 2024	Dec. 23, 2024	Apr. 18, 2024	Oct. 03, 2023	Aug. 31, 2023	Aug. 01, 2023	Jun. 15, 2023	Jun. 14, 2023	May 02, 2023	Apr. 26, 2023	Apr. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Balance at beginning of year												$ 5,402	$ 5,325
Share of earnings for the year												439	459	$ 12
Foreign currency translation and other												(542)	172
Share of other comprehensive income												361	(92)
Distributions												(283)	(782)
Disposition of interest												(55)	(778)
Acquisitions												350	1,098
Balance at end of year												5,672	5,402	5,325
Disposal of investments in associates and joint ventures												0	1,107	$ 275
European telecom tower operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate						6.00%
Purchase of interests in associates						$ 702
U.S. gas storage portfolio
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures											$ 70
Gain on sale of investment											12
Reclassification adjustments on exchange differences on translation, net of tax											$ 14
Victoria, Australia freehold landlord port
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures										$ 70
Disposal of ownership interest, percentage										50.00%
Brazilian electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate									31.00%
Proportion of ownership interest in subsidiary, additional		15.00%							15.00%
U.S. gas pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate							25.00%	38.00%
Disposal of investments in associates and joint ventures							$ 420
Gain on sale of investment							80
U.S. gas pipeline | Loans and receivables
Disclosure Of Associates And Joint Ventures [Line Items]
Financial assets												$ 250	$ 250
New Zealand data distribution business
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures							275
Gain on sale of investment							220
Reclassification adjustments on exchange differences on translation, net of tax							$ 14
Disposal of ownership interest, percentage							12.00%
New Zealand data distribution business | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage							50.00%
AusNet Services Ltd
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures					$ 435
Gain on sale of investment					30
Reclassification adjustments on exchange differences on translation, net of tax					$ 28
North American hyperscale data center platform
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate				15.00%
Purchase of interests in associates				$ 400
Brazilian rail and port logistics business
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary, additional			10.00%
Consideration transferred			$ 350
Proportion of ownership interest in subsidiary			21.00%
French telecom infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures	$ 100
Gain on sale of investment	$ 50